Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36345
Entity Registrant Name	GALMED PHARMACEUTICALS LTD.
Entity Central Index Key	0001595353
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	16 Tiomkin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6578317
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	GLMD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	25,203,396
Contact Personnel Email Address	ab@galmedpharma.com
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	16 Tiomkin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6578317
City Area Code	+972.3
Local Phone Number	693.8448
Contact Personnel Name	Allen Baharaff